Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Statement of Cash Flows [Abstract]
Net Income	$ 1,336,229	$ 1,954,355
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	409,461	526,994
Loss (gain) from disposal of property and equipment	(202,165)	13,704
Loss (gain) from unrealized foreign currency translation	(358,309)	139,012
Reversal of credit losses	(26,932)	(148,556)
Addition (reversal) of merchandise inventories written down	14,709	(10,713)
Amortization of operating lease right-of-use assets	911,218	876,122
Deferred tax benefit	(905,570)	(1,460,623)
Change in fair value of warrants liabilities	1,121,968	(1,833)
Investment loss from equity method investment		71,200
Gain from disposal of equity method investment		(195,391)
Changes in operating assets and liabilities:
Accounts receivable	5,844,436	6,372,895
Accounts receivable - related parties	(2,907,787)	309,809
Merchandise inventories	(2,768,207)	(8,645,561)
Compensation receivable for consumption tax	695,565	6,116,206
Prepaid expenses and other current assets	(9,394,219)	(2,342,968)
Long term prepaid expenses and other non-current assets	203,598	2,767,762
Accounts payable	3,416,712	2,128,474
Accounts payable - related parties	(8,116)	67,840
Deferred revenue	6,937,534	68,324
Taxes payable	(4,611,614)	(4,136,000)
Other payables and other current liabilities	(552,070)	103,774
Operating lease liabilities	(944,078)	(838,782)
Other non-current liabilities	(197,185)	(38,735)
Net cash (used in) provided by operating activities	(1,984,822)	3,697,309
Cash flows from investing activities:
Purchase of property and equipment	(678,267)	(197,825)
Proceeds from disposal of property and equipment	28,868	710
Proceeds from disposal of equity method investment		283,800
Proceeds from disposal of a subsidiary		35,475
Disposal of a subsidiary, net of cash		(176,133)
Collection of amount due from (advances made to) related parties	9,256	410,181
Net cash (used in) provided by investing activities	(640,143)	356,208
Cash flows from financing activities:
Proceeds from short-term borrowings	2,752,445
Repayments of long-term borrowings	(129,984)	(608,947)
Payments made to related parties	(26,132)	(166,252)
Repayment of obligations under finance leases	(110,734)	(297,843)
Net cash provided by (used in) financing activities	2,485,595	(1,073,042)
Effect of exchange rate fluctuation on cash	740,954	(1,956,115)
Net increase in cash	601,584	1,024,360
Cash at beginning of period	2,475,538	1,766,441
Cash at end of period	3,077,122	2,790,801
Cash paid for income taxes	2,100,807	592,194
Cash paid for interest	494,581	341,583
Supplemental non-cash operating activities
Right of use assets obtained in exchange for operating lease liabilities	$ 1,561,296	$ 1,512,843